Commitments and contingencies (Details Textual) - USD ($) $ in Thousands		3 Months Ended	12 Months Ended
	Sep. 08, 2017	Dec. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Sep. 30, 2017
Repayment of Indemnifications Received From Hoegh Lng			$ 1,534	$ 0	$ 0
Minimum [Member]
Commitments and Contingencies	$ 0
Maximum [Member]
Commitments and Contingencies	29,000
Corporate Joint Venture [Member]
Loss Contingency, Estimate of Possible Loss	58,000
Gross Amount Of Aribitration Claim Liability	$ 52,000
Loss Contingency, Accrual, Current						$ 23,700
Egypt Co [Member]
Indemnification Under Technical Issues			500	1,300
Other General Expense		$ 100
Höegh LNG [Member]
Indemnification Under Technical Issues			500	1,400
Indeminification payments received			1,600	2,400	6,600
Deferred Revenue, Revenue Recognized			1,500
Indemnifications Under Omnibus Agreement			700	$ 2,100	$ 7,700
Repayment of Indemnifications Received From Hoegh Lng			$ 2,500
Loss Contingency Accrual						$ 11,900
Loss Contingency, Damages Sought			Depending on interpretations of the contractual provisions including exclusions to the performance standards and based upon currently available information, it is estimated that the Partnership’s 50% share of the excess boil-off claim could range from zero or negligible amounts to approximately $29 million.